Investment Securities Available for Sale (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Carrying Amount and Fair Values of Investment Securities Available For Sale	The carrying amount of securities and their approximate fair values as of March 31, 2022 and December 31, 2021 are as follows:

	March 31, 2022
(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Securities available-for-sale:
State and municipal securities	$425	$—	$1	$424
Mortgage-backed securities	753	12	4	761
U.S. Treasury bonds	101,080	2	—	101,082
Corporate bonds	23,551	477	77	23,951

	$125,809	$491	$82	$126,218

	December 31, 2021
(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Securities Available-for-sale:
State and municipal securities	$1,087	$7	$—	$1,094
Mortgage-backed securities	791	20	—	811
Corporate bonds	23,556	972	1	24,527

	$25,434	$999	$1	$26,432

The carrying amount of securities and their approximate fair values as of December 31, 2021 and 2020 are as follows:

	December 31, 2021
(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Securities available-for-sale:
State and municipal securities	$1,087	$7	$—	$1,094
Mortgage-backed securities	791	20	—	811
Corporate bonds	23,556	972	1	24,527

	$25,434	$1,000	$1	$26,432

	December 31, 2020
(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Securities Available-for-sale:
State and municipal securities	$1,881	$14	$1	$1,894
Mortgage-backed securities	1,005	23	—	1,028
Corporate bonds	22,571	321	219	22,673

	$25,457	$358	$220	$25,595

Schedule of Amortized Cost and Fair Value of Securities by Contractual Maturity
The amortized cost and estimated fair value of securities available for sale at March 31,2022, by contractual maturity, are shown below.

	March 31, 2022
	Securities Available for Sale
(Dollars in thousands)	Amortized Cost	Estimated Fair Value
Due in one year or less	$—	$—
Due from one year to five years	101,505	101,506
Due from five to ten years	23,551	23,951

	125,056	125,457
Mortgage-backed securities	753	761

	$125,809	$126,218

The amortized cost and estimated fair value of securities available for sale at December 31, 2021, by contractual maturity, are shown below.

	December 31, 2021
	Securities Available for Sale
(Dollars in thousands)	Amortized Cost	Estimated Fair Value
Due in one year or less	$661	$662
Due from one year to five years	426	432
Due from five to ten years	23,556	24,527

	24,643	25,621
Mortgage-backed securities	791	811

	$25,434	$26,432

Summary of Securities with Unrealized Losses
The following table summarizes securities with unrealized losses at March 31, 2022 and December 31, 2021, aggregated by major security type and length of time in a continuous unrealized loss position:

	March 31, 2022
(Dollars in thousands)	Less Than 12 Months in a Loss Position	Greater Than 12 Months in a Loss Position	Total Unrealized Loss	Estimated Fair Value
Securities available-for-sale:
State and municipal securities	$1	$—	$1	$424
Mortgage-backed securities	4	—	4	161
Corporate bonds	77	—	77	5,439

	$82	$—	$82	$6,024

	December 31, 2021
(Dollars in thousands)	Less Than 12 Months in a Loss Position	Greater Than 12 Months in a Loss Position	Total Unrealized Loss	Estimated Fair Value
Securities available-for-sale:
Corporate bonds	$—	$1	$1	$3,999

	$—	$1	$1	$3,999

The following table summarizes securities with unrealized losses at December 31, 2021 and 2020, aggregated by major security type and length of time in a continuous unrealized loss position:

	December 31, 2021
(Dollars in thousands)	Less Than 12 Months in a Loss Position	Greater Than 12 Months in a Loss Position	Total Unrealized Loss	Estimated Fair Value
Securities available-for-sale:
Corporate bonds	$—	$1	$1	$3,999

	$—	$1	$1	$3,999

	December 31, 2020
(Dollars in thousands)	Less Than 12 Months in a Loss Position	Greater Than 12 Months in a Loss Position	Total Unrealized Loss	Estimated Fair Value
Securities available-for-sale:
State and municipal securities	$1	$—	$1	$503
Corporate bonds	219	—	219	12,102

	$220	$—	$220	$12,605